Income Tax (Details) - Schedule of Net Deferred Tax Assets - Rosecliff Acquisition Corp I [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforward	$ 142	$ 41,741
Start up/organization expenses	926,866	671,005
Total deferred tax assets	927,008	712,746
Valuation allowance	(927,008)	(712,746)
Deferred tax asset, net of allowance